Ballard Power Systems Europe A/S non-controlling interests (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 05, 2017	Jan. 04, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			$ 47	$ 0
Ballard Power Systems Europe NCI adjustment for change in ownership			$ 480
Ballard Power Systems Europe A/S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percentage)	100.00%	57.00%	100.00%	57.00%
Proportion of ownership interest in subsidiary, purchase of additional interest, percentage	43.00%
Repayments of borrowings, classified as financing activities			$ 521
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 47		$ 47